Accounting principles - Going concern (Details) € in Thousands, $ in Millions			6 Months Ended
	Aug. 31, 2023 EUR (€)	May 16, 2022 EUR (€)	Jun. 30, 2023 EUR (€) D	Jun. 30, 2023 USD ($) D	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 $ / €	Jun. 30, 2023	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Going Concern
Cash and cash equivalents			€ 31,240		€ 76,406				€ 86,736	€ 86,553
Short-term deposits			50
Proceeds from issuance of shares			2		€ 8,834
Exchange rate							1.0866	1.087
ATM | ADS
Going Concern
Maximum potential amount to be raised | $				$ 58.3
Finance contract with EIB, second tranche
Going Concern
Proceeds from issuance of shares		€ 59,100
Total amount of loan			25,000
Aggregate amount to be received under the conditions precedent to the EIB Financing		€ 70,000	70,000
Amount reached under the conditions precedent to the EIB Financing			59,100
Long-term deposit forward contract
Going Concern
Long-term deposit			€ 9,300
Period of long-term deposit			2 years	2 years
Number of days written notice for accessibility of long-term deposit | D			31	31
Licensing and collaboration agreement with CTTQ
Going Concern
Short-term potential milestone payment receivable			€ 2,800			$ 3.0
Licensing agreement with Hepalys
Going Concern
Upfront payment to be received			9,200	$ 10.0
August 2023 financing
Going Concern
Gross cash proceeds	€ 35,700		35,700
Proceeds from issuance of shares	30,600		30,600
Royalty certificate issuance amount	€ 5,100		5,100
Receipt of payments under Licensing arrangements | Licensing and collaboration agreement with CTTQ
Going Concern
Milestone payments received			€ 1,700